Fair value measurements - Gain / (Loss) Recognized (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Derivative
Gain/ (loss) on interest rate swaps	$ (819)	$ 438
Interest rate swaps (gain)/loss
Derivative
Gain/ (loss) on interest rate swaps	$ (819)	$ 438